Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting
Segment Reporting

26. Segment Reporting

The Group’s operating segments are as follows:

(i)	Oncology/Immunology: focuses on discovering, developing, and commercializing targeted therapies and immunotherapies for the treatment of cancer and immunological diseases. Oncology/Immunology is further segregated into two core business areas:
(a)	R&D: comprises research and development activities covering drug discovery, development, manufacturing and regulatory functions, out-licensing of in-house developed drugs, as well as administrative activities to support research and development operations; and
(b)	Marketed Products: comprises the invoiced sales, marketing, manufacture and distribution of drugs developed from research and development activities including out-licensed marketed products.
(ii)	Other Ventures: comprises other commercial businesses which include the sales, marketing, manufacture and distribution of other prescription drugs and healthcare products.

In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment mainly on the basis of headcount or usage, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The performance of the reportable segments is assessed based on segment net income/(loss) attributable to the Company.

(i)Segment information:

	Year Ended December 31, 2024
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	91,831	271,534	363,365	266,836	—	630,201
Cost of revenue	—	(92,783)	(92,783)	(256,101)	—	(348,884)
Research and development expenses	(212,109)	—	(212,109)	—	—	(212,109)
Selling expenses	—	(44,287)	(44,287)	(4,330)	—	(48,617)
Administrative expenses	(36,126)	(784)	(36,910)	(4,996)	(22,390)	(64,296)
Interest income	818	—	818	182	39,080	40,080
Interest expense	(1,825)	—	(1,825)	(653)	(394)	(2,872)
Equity in earnings of an equity investee, net of tax	—	—	—	46,469	—	46,469
Income tax (expense)/benefit	(3,475)	(841)	(4,316)	(513)	(2,363)	(7,192)
Other segment items	3,662	(176)	3,486	830	633	4,949
Net (loss)/income attributable to the Company	(157,224)	132,663	(24,561)	47,724	14,566	37,729
Depreciation/amortization	(11,331)	(762)	(12,093)	(158)	(90)	(12,341)
Additions to non-current assets (other than financial instruments and deferred tax assets)	13,442	—	13,442	2,194	1,234	16,870

	Year Ended December 31, 2023
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	364,451	164,165	528,616	309,383	—	837,999
Cost of revenue	—	(91,726)	(91,726)	(292,721)	—	(384,447)
Research and development expenses	(302,001)	—	(302,001)	—	—	(302,001)
Selling expenses	—	(45,505)	(45,505)	(7,887)	—	(53,392)
Administrative expenses	(46,134)	(1,832)	(47,966)	(5,435)	(26,383)	(79,784)
Interest income	802	—	802	455	34,888	36,145
Interest expense	(279)	—	(279)	(38)	(442)	(759)
Equity in earnings of an equity investee, net of tax	—	—	—	47,295	—	47,295
Income tax (expense)/benefit	(628)	(159)	(787)	(1,201)	(2,521)	(4,509)
Other segment items	9,293	715	10,008	421	(6,196)	4,233
Net income/(loss) attributable to the Company	25,504	25,658	51,162	50,272	(654)	100,780
Depreciation/amortization	(7,640)	—	(7,640)	(344)	(223)	(8,207)
Additions to non-current assets (other than financial instruments and deferred tax assets)	41,338	—	41,338	330	86	41,754

	Year Ended December 31, 2022
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	39,202	124,642	163,844	262,565	—	426,409
Cost of revenue	—	(69,192)	(69,192)	(241,911)	—	(311,103)
Research and development expenses	(386,893)	—	(386,893)	—	—	(386,893)
Selling expenses	—	(33,862)	(33,862)	(10,071)	—	(43,933)
Administrative expenses	(55,307)	(3,087)	(58,394)	(3,482)	(30,297)	(92,173)
Interest income	678	—	678	272	8,649	9,599
Interest expense	—	—	—	—	(652)	(652)
Equity in earnings of an equity investee, net of tax	5	—	5	49,748	—	49,753
Income tax (expense)/benefit	5,501	(631)	4,870	(1,345)	(3,242)	283
Other segment items	(5,965)	(503)	(6,468)	(1,172)	(4,485)	(12,125)
Net (loss)/income attributable to the Company	(402,779)	17,367	(385,412)	54,604	(30,027)	(360,835)
Depreciation/amortization	(8,060)	—	(8,060)	(299)	(305)	(8,664)
Additions to non-current assets (other than financial instruments and deferred tax assets)	48,288	—	48,288	664	21	48,973

	December 31, 2024
	Oncology/Immunology
		Marketed
	R&D	Products	Subtotal	Other Ventures	Unallocated	Total

	(in US$’000)
Total assets	225,661	88,502	314,163	194,604	765,429	1,274,196
Property, plant and equipment	91,929	—	91,929	448	121	92,498
Right-of-use assets	1,845	—	1,845	1,615	1,037	4,497
Leasehold land	10,706	—	10,706	—	—	10,706
Goodwill	—	—	—	2,990	—	2,990
Investment in an equity investee	—	—	—	77,765	—	77,765
Investment in equity security	5,000	—	5,000	—	—	5,000

	December 31, 2023
	Oncology/Immunology
		Marketed
	R&D	Products	Subtotal	Other Ventures	Unallocated	Total

	(in US$’000)
Total assets	202,288	63,601	265,889	163,311	850,573	1,279,773
Property, plant and equipment	98,952	—	98,952	564	211	99,727
Right-of-use assets	4,005	—	4,005	366	294	4,665
Leasehold land	11,261	—	11,261	—	—	11,261
Goodwill	—	—	—	3,064	—	3,064
Other intangible asset	—	—	—	21	—	21
Investment in an equity investee	—	—	—	48,411	—	48,411

Unallocated expenses mainly represent corporate expenses which include corporate administrative costs, corporate employee benefit expenses and the relevant share-based compensation expenses, net of interest income. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

(ii)Geographic information:

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Revenue from external customers:
PRC	452,413	484,895	426,409
US and Others	177,788	353,104	—
	630,201	837,999	426,409

	December 31,
	2024			2023
		US and			US and
	PRC	Others	Total	PRC	Others	Total

	(in US$’000)
Total assets	1,212,722	61,474	1,274,196	1,252,957	26,816	1,279,773
Property, plant and equipment	91,849	649	92,498	98,809	918	99,727
Right-of-use assets	4,086	411	4,497	4,114	551	4,665
Leasehold land	10,706	—	10,706	11,261	—	11,261
Goodwill	2,990	—	2,990	3,064	—	3,064
Other intangible asset	—	—	—	21	—	21
Investment in an equity investee	77,765	—	77,765	48,411	—	48,411
Investment in equity security	5,000	—	5,000	—	—	—

(iii)Other information:

A summary of customers which accounted for over 10% of the Group’s revenue for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Customer A	177,789	353,104	(note)
Customer B	85,361	84,065	75,606
Customer C	(note)	(note)	51,681
Customer D	(note)	(note)	47,611

Note: Customer did not account for over 10% of the Group’s revenue during the year.

Customer A, B and C are included in Oncology/Immunology and Customer D is included in Other Ventures.